UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811 - 22464

Ironwood Multi-Strategy Fund LLC

 (Exact name of registrant as specified in charter)

One Market Plaza, Steuart Tower, Suite 2500
San Francisco, CA 94105
(Address of principal executive offices)(Zip code)

_________________________________________

Jonathan Gans
Chief Executive Officer and President
c/o Ironwood Capital Management Corporation
One Market Plaza, Steuart Tower, Suite 2500
San Francisco, CA 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (415) 777-2400

Date of fiscal year end:  April 30

Date of reporting period:  October 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s annual report transmitted to unit holders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1) is as follows:

FINANCIAL STATEMENTS

Ironwood Multi-Strategy Fund LLC
Six Months Ended October 31, 2016
(Unaudited)

Ironwood Multi-Strategy Fund LLC
Financial Statements
Six Months Ended October 31, 2016
(Unaudited)

Ironwood Multi-Strategy Fund LLC
Statement of Assets and Liabilities
October 31, 2016
(Unaudited)

Assets
Investment in Ironwood Institutional Multi-Strategy Fund LLC, at fair value (cost $1,231,343,856)	$1,216,858,479
Advance subscriptions to Ironwood Institutional Multi-Strategy Fund LLC	4,739,682
Other assets	9,167
Total assets	1,221,607,328

Liabilities
Subscriptions received in advance	4,809,535
Payable to Adviser	2,504,377
Accrued expenses	30,112
Total liabilities	7,344,024

Net assets	$1,214,263,304

Net assets consist of:
Paid-in capital	1,234,200,740
Accumulated net investment loss	(8,447,705)
Accumulated undistributed net realized gain on investments	2,995,646
Net unrealized depreciation on investments	(14,485,377)
Net assets	$1,214,263,304

Net asset value per unit
1,128,944.10 units issued and outstanding, no par value	$1,075.57

See accompanying notes and attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

1

Ironwood Multi-Strategy Fund LLC
Statement of Operations
Six Months Ended October 31, 2016
(Unaudited)

Investment income
Other income	$13,290

Expenses
Account servicing fees	4,489,348
Expense limitation recapture, net of expenses waived and/or reimbursed by Adviser	250,083
Professional fees	175,280
Filing fees	72,891
Directors’ fees	52,500
Administration fees	12,250
Other	72,926
Total expenses	5,125,278

Net investment loss	(5,111,988)

Realized and unrealized gain on investment in Ironwood Institutional Multi-Strategy Fund LLC
Net realized gain on investment in Ironwood Institutional Multi-Strategy Fund LLC	887,871
Net change in unrealized appreciation/depreciation on investment in Ironwood Institutional Multi-Strategy Fund LLC	36,251,187
Net realized and unrealized gain on investment in Ironwood Institutional Multi-Strategy Fund LLC	37,139,058
Net increase in net assets resulting from operations	$32,027,070

See accompanying notes and attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

2

Ironwood Multi-Strategy Fund LLC
Statements of Changes in Net Assets

	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016

Operations
Net investment income (loss)	$(5,111,988)	$19,611,539
Net realized gain on investment in Ironwood Institutional Multi-Strategy Fund LLC	887,871	3,261,369
Net change in unrealized appreciation/depreciation on investment in Ironwood Institutional Multi-Strategy Fund LLC	36,251,187	(79,684,579)
Net increase (decrease) in net assets resulting from operations	32,027,070	(56,811,671)

Distributions to Members
Distributions from net investment income	-	(18,922,507)
Distributions from net realized gains	-	(3,141,706)
Decrease in net assets resulting from distributions to Members	-	(22,064,213)

Member transactions
Subscriptions (representing 56,802.94 and 251,328.04 units, respectively)	59,838,868	274,941,408
Reinvestment of distributions (representing 0.00 and 19,264.44 units, respectively)	-	20,721,126
Redemptions (representing 51,964.21 and 36,873.17 units, respectively)	(54,269,729)	(40,569,864)
Net increase in net assets resulting from Member transactions	5,569,139	255,092,670

Net increase in net assets	37,596,209	176,216,786
Net assets at beginning of period	1,176,667,095	1,000,450,309
Net assets at end of period	$1,214,263,304	$1,176,667,095

Accumulated net investment loss, end of period	$(8,447,705)	$(3,335,717)

See accompanying notes and attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

3

Ironwood Multi-Strategy Fund LLC
Statement of Cash Flows
Six Months Ended October 31, 2016
(Unaudited)

Operating activities
Net increase in net assets resulting from operations	$32,027,070
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Net realized gain on investment in Ironwood Institutional Multi-Strategy Fund LLC	(887,871)
Net change in unrealized appreciation/depreciation on investment in Ironwood Institutional Multi-Strategy Fund LLC	(36,251,187)
Purchases of investments in Ironwood Institutional Multi-Strategy Fund LLC	(54,180,771)
Proceeds from sales of investments in Ironwood Institutional Multi-Strategy Fund LLC	54,256,438
Decrease in advance subscriptions to Ironwood Institutional Multi-Strategy Fund LLC	11,690,211
Decrease in payable to Adviser	(551,096)
Decrease in accrued expenses	(771)
Net cash provided by operating activities	6,102,023

Financing activities
Subscriptions received	47,970,706
Redemptions paid	(54,269,729)
Net cash used in financing activities	(6,299,023)

Net change in cash	(197,000)
Cash, beginning of period	197,000
Cash, end of period	$-

See accompanying notes and attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.
4

Ironwood Multi-Strategy Fund LLC
Financial Highlights

	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013

Net asset value, beginning of period	$1,046.76	$1,123.61	$1,104.53	$1,084.83	$1,040.97
Net investment income (loss) (a)	(4.60)	19.06	29.20	60.84	33.60
Net realized and unrealized gain (loss) on investment in Ironwood Institutional Multi-Strategy Fund LLC	33.41	(74.27)	21.15	22.99	62.09
Net increase (decrease) in net assets resulting from operations	28.81	(55.21)	50.35	83.83	95.69
Distributions paid from:
Net investment income	-	(18.56)	(30.41)	(63.92)	(51.83)
Net realized gains	-	(3.08)	(0.86)	(0.21)	-
Total distributions	-	(21.64)	(31.27)	(64.13)	(51.83)
Net asset value, end of period	$1,075.57	$1,046.76	$1,123.61	$1,104.53	$1,084.83
Total return(b)	2.75%	(4.97%)	4.62%	7.90%	9.50%
Ratio of total expenses to average net assets before expense waivers and reimbursements(c)	0.82%	0.79%	0.84%	1.02%	1.32%
Ratio of total expenses to average net assets after expense waivers and reimbursements(c)	0.86%	0.87%	0.79%	0.75%	0.76%
Ratio of net investment income (loss) to average net assets(c)	(0.86%)	1.79%	2.61%	5.16%	3.52%
Ratio of total expenses to average net assets after expense waivers and reimbursements of Ironwood Institutional Multi-Strategy Fund LLC	1.43%	1.44%	1.57%	1.56%	1.59%
Net assets, end of period (in thousands)	$1,214,263	$1,176,667	$1,000,450	$609,903	$177,432

(a) Calculated based on the average units outstanding methodology.

(b) Total return assumes a subscription of a unit in the Fund at the beginning of the period, a repurchase of the unit on the last day of the period, and the re-investment of all distributions during the period.

(c) Ratios do not reflect the Fund’s proportionate share of the income and expenses of Ironwood Institutional Multi-Strategy Fund LLC.

The above ratios and total return have been calculated for the Members taken as a whole. Ratios for periods less than a year have been annualized. The total returns for periods less than a year have not been annualized. An individual Member’s return and ratios may vary from these returns and ratios due to the timing of unit transactions.

See accompanying notes and attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.
5

Ironwood Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements
Six Months Ended October 31, 2016
(Unaudited)

1. Organization

Ironwood Multi-Strategy Fund LLC (the “Fund”) was organized under the laws of the state of Delaware as a limited liability company on August 25, 2010 and commenced operations on January 1, 2011. The Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as a closed-end, non-diversified management investment company.  The Fund is also registered under the Securities Act of 1933, as amended (the “1933 Act”). The Fund currently complies, and intends to continue to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), as such requirements are described in more detail below.

The Fund’s investment objective is capital appreciation with limited variability of returns. The Fund attempts to achieve this objective by investing substantially all of its assets in Ironwood Institutional Multi-Strategy Fund LLC (the “Master Fund”).

Ironwood Capital Management serves as the Fund’s investment adviser (the “Adviser”) and is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Fund’s Board of Directors (the “Board”). The Adviser is registered as an investment adviser under the U.S. Investment Advisers Act of 1940 (the “Advisers Act”). The Adviser is also registered as a Commodity Pool Operator with the U.S. Commodity Futures Trading Commission and is a member of the National Futures Association. The Board has overall responsibility for monitoring and overseeing the Fund’s investment program, management and operations. A majority of the members of the Board are not “interested persons” (as defined by the 1940 Act) of the Fund or the Adviser.

The Fund is a feeder fund in a master-feeder structure whereby the Fund invests substantially all of its assets in the Master Fund. The Master Fund has the same investment objective as the Fund. As of October 31, 2016, the Fund’s investment in the Master Fund represented 59.61% of the Master Fund’s net assets. The consolidated financial statements of the Master Fund, including the consolidated schedule of investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

Units of the Fund are issued to eligible investors (referred to as “Members”). The minimum initial investment is $50,000, subject to waiver by the Adviser. The minimum subsequent investment is $10,000, subject to waiver by the Adviser. Members may purchase their units only through a selling agent or directly from the Fund, generally as of the first business day of the month.

The Board, in its sole and absolute discretion, may authorize the Fund to make a tender offer to repurchase Members’ units (an “Offer”). An Offer to repurchase Members’ units will only be made to Members at the same time as, and in parallel with, each repurchase offer made by the Master Fund to its members, including the Fund. Members of the Fund will be treated as if they are members of the Master Fund and subject to the terms of the Master Fund’s repurchase offer.

See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.
6

Ironwood Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements (continued)
(Unaudited)

1. Organization (continued)

In determining whether the Fund should make an Offer to repurchase units from Members, the Board will consider, among other things, the recommendation of the Adviser. Each Offer will generally apply to up to 10% of the net assets of the Master Fund. The Adviser expects that it will recommend to the Board that the Fund make an Offer to repurchase units from Members semi-annually on June 30 and December 31. A 5% early repurchase fee is charged on repurchased units that have been held less than one year, payable to the Fund. The Board, in its sole discretion, may waive the imposition of the early repurchase fee.

The Fund utilizes State Street Bank and Trust Company (the “Administrator”) as its independent administrator.

2. Significant Accounting Policies

Basis of Presentation

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Such policies are consistently followed by the Fund in the preparation of its financial statements. The financial statements are expressed in U.S. dollars.

The Fund is an investment company. As such, these financial statements have applied the guidance set forth in Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies.

Use of Estimates

The preparation of these financial statements in conformity with U.S. GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including the estimated fair value of investments. Actual results could differ from those estimates.

Net Asset Value Determination

The net asset value of the Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below or as determined pursuant to policies established by the Board.

Investment in the Master Fund

The Fund records its investment in the Master Fund at fair value which is represented by the Fund’s units held in the Master Fund valued at the per unit net asset value. Valuation of investment funds held by the Master Fund is discussed in the notes to the Master Fund’s

See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.
7

Ironwood Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements (continued)
(Unaudited)

2. Significant Accounting Policies (continued)

Investment in the Master Fund (continued)

consolidated financial statements. The performance of the Fund is directly affected by the  performance of the Master Fund. The consolidated financial statements of the Master Fund, which are attached, are an integral part of these financial statements. Refer to the accounting policies disclosed in the consolidated financial statements of the Master Fund for additional information regarding significant accounting policies that affect the Fund.

Cash

In the normal course of business, the Fund maintains its cash balances in financial institutions, which at times may exceed federally insurable limits. The Adviser monitors the financial condition of such financial institutions and does not anticipate any losses from these counterparties. The Fund generally holds cash accounts with an affiliate of the Fund’s Administrator.

Income Recognition and Expenses

The Fund recognizes income and expenses on an accrual basis. Income, expenses, and realized and unrealized gains (losses) are recorded monthly. The change in the Master Fund’s net asset value is included in net change in unrealized appreciation/depreciation on investment in Ironwood Institutional Multi-Strategy Fund LLC on the statement of operations. Realized gain (loss) from investment in the Master Fund is calculated using the specific identification methodology.

Income dividends and capital gains distributions received by the Fund from the Master Fund are automatically reinvested in additional units of the Master Fund, to the extent that the Fund’s Members have elected to reinvest dividends in accordance with the Fund’s dividend reinvestment plan.

Income Taxes

The Fund currently complies, and intends to continue to comply with the requirements of Subchapter M of the Code applicable to Regulated Investment Companies (“RICs”) and distributes substantially all of its taxable income to its Members. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. The Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of October 31, 2016. If applicable, the Fund recognizes interest accrued related to liabilities for unrecognized tax in interest expense and penalties in other expenses on the statement of operations. The open tax

See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.
8

Ironwood Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements (continued)
(Unaudited)

2. Significant Accounting Policies (continued)

Income Taxes (continued)

years under potential examination vary by jurisdiction, but in general tax authorities can examine all tax returns filed for the last three tax years.

The Fund has a tax year that ends on April 30.

As of October 31, 2016, the cost and related gross unrealized appreciation and depreciation for tax purposes were as follows:

Cost of investment for tax purposes	$1,231,343,856

Gross tax unrealized appreciation	$6,100,396
Gross tax unrealized depreciation	(20,585,773)
Net tax unrealized depreciation on investment	$(14,485,377)

Distribution of Income and Gains

The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

As of April 30, 2016, the Fund’s last fiscal and tax year-end, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term capital gains	$2,107,775
Qualified late-year losses deferred	(3,335,717)

As of April 30, 2016, the Fund’s last fiscal and tax year-end, the Fund did not have any available unused short-term capital losses or unused long-term capital losses for federal income tax purposes.

There were no distributions paid during the six months ended October 31, 2016.

Dividend Reinvestment Plan

Each Member will have all income distributions and capital gains distributions automatically reinvested in additional units unless such Member specifically elects to receive all income distributions and capital gains distributions in cash.

See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.
9

Ironwood Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements (continued)
(Unaudited)

3. Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented on the statement of assets and liabilities.

The units of account that are valued by the Fund are its units in the Master Fund and not the underlying holdings of the Master Fund. Thus, the inputs used by the Fund to value its investment in the Master Fund may differ from the inputs used to value the underlying holdings of the Master Fund.

4. Account Servicing Fee, Related Party Transactions, and Other Expenses

Foreside Fund Services, LLC acts as the distributor (the “Distributor”) of the Fund’s units. The Distributor has entered into, and may continue to enter into, selected dealer agreements with various brokers and dealers (“Selling Agents”) that agree to participate in the distribution of the Fund’s units. Investments may be subject to a sales charge (a “Sales Charge”) of up to 3.00%.  The Sales Charge is in addition to the subscription price for units and does not form a part of an investor’s investment in the Fund. Generally, the Sales Charge relating to units is paid directly to the Selling Agent that assisted in the placement of such units. In certain cases, the Sales Charge may be remitted to the Fund. In those situations, the Fund remits the Sales Charge to the Distributor, which in turn forwards the Sales Charge to the Selling Agent.

The Fund pays to the Adviser an account servicing fee (the “Account Servicing Fee”). The Account Servicing Fee will accrue monthly at a rate equal to 0.0625% (0.75% per annum) of the Fund’s net asset value as of the close of business on the last calendar day of each month, before adjustments for any repurchases effective on that day. The Account Servicing Fee is payable in arrears as of the last calendar day of the applicable quarter. The Adviser may, in its sole discretion, pay up to the entire amount of the Account Servicing Fee relating to units to a Selling Agent that assists in the servicing of accounts. For the six months ended October 31, 2016, the Fund incurred Account Servicing Fees of $4,489,348, of which $2,254,294 was payable to the Adviser as of October 31, 2016.

The Fund incurs all ongoing ordinary administrative and operational costs of the Fund including (but not limited to) legal costs, accounting costs, fees paid to the Administrator, filing fees, taxes, and any extraordinary operating expenses. The Fund also incurs certain   expenses indirectly via its investment in the Master Fund. Such indirect expenses are included in the net change in unrealized appreciation/depreciation on investment in Ironwood Institutional Multi-Strategy Fund LLC on the statement of operations.

The Adviser has entered into an agreement (the “Expense Limitation Agreement”) with the Fund and the Master Fund whereby it has contractually agreed to waive its fees and/or reimburse the Fund’s and Master Fund’s monthly expenses (excluding taxes, brokerage commissions, interest expense and commitment fees incurred in connection with any credit

See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.
10

Ironwood Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements (continued)
(Unaudited)

4. Account Servicing Fee, Related Party Transactions, and Other Expenses (continued)

facility, other transaction related expenses, custody fees, any extraordinary expenses of the Fund, any acquired fund fees and expenses, the advisory fee paid by the Master Fund, and the Account Servicing Fee paid by the Fund) to the extent necessary to ensure that the monthly expenses of the Fund will not exceed 0.020833% (0.25% per annum) of the Fund’s net assets as of each month end during the term of the Expense Limitation Agreement (the “Expense Limitation”). The Fund will carry forward, for a period not to exceed 3 years from the date on which a waiver or reimbursement is made by the Adviser, any expenses in excess of the Expense Limitation and repay the Adviser such amounts; provided that the Fund is able to effect such reimbursement and remain in compliance with the Expense Limitation disclosed in the prospectus that was in effect at the time of the original waiver.

For the six months ended October 31, 2016, the Adviser recaptured $287,247 of previously waived expenses under the Expense Limitation Agreement. Expenses in excess of the Expense Limitation Agreement, as waived by the Adviser for the six months ended October 31, 2016, were $37,164. Such net amount is included on the statement of operations as an increase to current period expenses. As of October 31, 2016, the expense limitation recapture net of expenses waived and/or reimbursed by Adviser was payable to the Adviser and is included in Payable to Adviser on the statement of assets and liabilities.

As of October 31, 2016, the amount subject to potential future reimbursement to the Adviser is $928,862. Such potential reimbursements will expire at different points during the following fiscal years:

Fiscal year ended April 30, 2017	$300,632
Fiscal year ended April 30, 2018	591,066
Fiscal year ended April 30, 2020	37,164
Total	$928,862

Compensation to the independent directors for the six months ended October 31, 2016 was $52,500.

As of October 31, 2016, an interested director of the Fund held 0.01% of the units of the Fund.

5. Indemnification

In the normal course of business, the Fund enters into contracts that provide general indemnifications and that contain a variety of representations and warranties. The Fund’s maximum exposure in connection with these contracts is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, no claims have been made under these indemnities in the past, and while there can be no assurances in this regard, the Fund is not aware of any such claims that may be made in the future.

See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.
11

Ironwood Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements (continued)
(Unaudited)

6. Subsequent Events

The Adviser has performed a subsequent events review and determined that there were no subsequent events which would have a significant impact on the Fund’s financial position or results of operations.

See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.
12

Ironwood Multi-Strategy Fund LLC
Supplemental Information
(Unaudited)

Fund Management

The Fund’s officers are appointed by the Board of Directors and oversee the management of the day-to-day operations of the Fund under the supervision of the Board of Directors. One of the directors and all of the officers of the Fund are officers or employees of Ironwood Capital Management (the “Adviser” or “Ironwood”). The other directors (the “Independent Directors”) are not affiliated with the Adviser and are not “interested persons” as defined under Section 2(a)(19) of the Investment Company Act of 1940 (the “1940 Act”). A list of the directors of the Fund and a brief statement of their present positions and principal occupations during the past five years are set out below.

Directors

Name and Age	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Public Company Directorships
Disinterested Directors
Richard W. Meadows Age: 66	Independent Director	Term - Indefinite Length - Since inception	Retired since May 2010; prior thereto Executive Vice President of mutual fund administration firm	2	0
M. Kelley Price Age: 66	Independent Director	Term - Indefinite Length - Since inception	Retired since May 2010; prior thereto Executive Vice President of mutual fund administration firm	2	0
David Sung Age: 63	Independent Director	Term - Indefinite Length - Since October 1, 2015	Partner, Ernst & Young LLP (retired 2014); independent consultant (2014-present)	2	Lattice Strategies Trust (a series of five Hartford Multifactor exchange-traded funds)
Interested Directors(2)
Jonathan Gans Age: 45	Chief Executive Officer/President, Director, Chairman of the Board	Term - Indefinite Length - Since inception	Chief Executive Officer and President of Ironwood	2	0

(1)  Each Director will serve for the duration of the Fund, or until his death, resignation, termination, removal, or retirement.

(2) “Interested person,” as defined in the 1940 Act, of the Fund (“Interested Director”) because of the affiliation with the Fund and Ironwood.

13

Ironwood Multi-Strategy Fund LLC
Supplemental Information (continued)
(Unaudited)

Officers

Set forth below is the Fund’s officers’ name, age, position with the Fund, length of term of office, and the principal occupation for the last five years, as of October 31, 2016. The business address of each officer is care of Ironwood Capital Management, One Market Plaza, Steuart Tower, Suite 2500, San Francisco, California 94105.

Name and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Jonathan Gans Age: 45	Chief Executive Officer, President	Term - Indefinite Length - Since inception	Chief Executive Officer and President of Ironwood
Alison Sanger Age: 45	Chief Compliance Officer	Term - Indefinite Length - Since inception	Chief Operating Officer and Chief Compliance Officer of Ironwood
Laurie Chatoff Age: 49	Secretary	Term - Indefinite Length - Since March 15, 2013	Chief Financial Officer of Ironwood
Martha Boero Age: 33	Treasurer	Term - Indefinite Length - Since March 15, 2013	Fund Controller of Ironwood

14

Ironwood Multi-Strategy Fund LLC
Supplemental Information (continued)
(Unaudited)

Investment Advisory Agreement

The Investment Advisory Agreement between Ironwood Institutional Multi-Strategy Fund LLC (the “Master Fund”) and Ironwood Multi-Strategy Fund LLC (the “Feeder Fund,” and together with the Master Fund, the “Funds”) and the Adviser (the “Agreement”) provides that the Adviser is responsible, subject to the supervision of the Board of Directors (the “Board”), for providing investment supervisory services to the Funds.  Such investment supervisory services include ongoing investment guidance, policy direction, and monitoring.  The Adviser makes the Funds’ investment decisions in accordance with the Funds’ stated investment objectives, policies and restrictions.

The Adviser also is responsible for providing and/or overseeing operational services to the Funds, including administration services, fund accounting, marketing/investor relations services, assistance with meeting legal and regulatory requirements, compliance services, and any other services necessary for the operation of the Funds.

The Agreement was approved for an initial two-year term on December 23, 2010. Thereafter, the Agreement continues in effect from year to year subject to annual approval by the Board (including a majority of the Independent Directors), or by the vote of a majority of the Members of each Fund with respect to that Fund.  The Agreement may be terminated with respect to either Fund at any time by the Board, by a vote of a majority of the outstanding voting securities of the relevant Fund or, upon 90 days’ written notice to the relevant Fund, by the Adviser.

The Independent Directors met telephonically with counsel to the Funds on September 22, 2016, both separately in executive session and with representatives of the Adviser, and in person on September 26, 2016 to evaluate whether to approve the Agreement for an additional one-year term. At the in-person Board meeting on September 26, 2016, the Board, including all of the Independent Directors, considered and unanimously approved the Agreement for such additional one-year term.

In the course of considering whether to approve the Agreement, the Board considered written materials that were provided by the Adviser and by Fund counsel in advance of its meetings, the terms of the Agreement, the operations of the Funds and other relevant factors.

The Board discussed the Funds’ existing relationship with the Adviser, as well as the nature and quality of the investment advisory and administrative services provided. The Board acknowledged that the Adviser has demonstrated its commitment to maintaining and expanding operational resources reasonably necessary to manage the Funds in a professional manner. The Board discussed the Adviser’s personnel; the fees and expenses of the Funds, the Adviser’s services, philosophy and performance; the Adviser’s significant investor relations efforts; the Adviser’s close oversight and continued evaluation of outside service providers; and the Adviser’s strong commitment to carrying out its compliance policies and procedures. The Board concluded that the quality of service offered by the Adviser to the Funds was appropriate and that the Adviser’s personnel had sufficient expertise to manage the Funds. The Board concluded

15

Ironwood Multi-Strategy Fund LLC
Supplemental Information (continued)
(Unaudited)

Investment Advisory Agreement (continued)

that during the upcoming year, it believed the Adviser would be able to provide the same quality of investment management and related services that it has provided in the past.

Among other materials, the Board reviewed a presentation on the Funds’ investment performance through August 31, 2016, along with a comparison to the performance of the HFRI Fund of Funds: Conservative Index, the S&P 500, the Barclays Aggregate Bond Index, the other investment funds to which the Adviser serves as investment manager and a group of eight other registered alternative funds of funds (the “Peer Group”) that have objectives and strategies similar to those of the Funds.

The Board noted the Funds’ investment performance over different periods and considered on an absolute and relative (i.e., compared to benchmarks and peers) basis. It considered differences in performance results as between the Funds and other funds managed by Ironwood. The Board also acknowledged the Funds’ risk-adjusted returns over time as competitive with or outperforming all peers. The Board recognized that the S&P 500 information was provided for reference rather than benchmarking purposes. Taking into account all of the information provided, the Board concluded that the investment performance generated by the Adviser was satisfactory.

The Board considered the various fees and expenses of the Funds, with an emphasis on the Funds’ expense ratios, both gross and net of the Expense Limitation Agreements, whereby the Adviser agrees to limit certain of the Funds’ annual expenses to 0.25% of the Funds’ net assets. The Board compared the Funds’ expense ratios to those of the Peer Group, observing that the Funds’ expense ratios appear reasonable.

The Board evaluated information regarding the profitability of the Adviser with respect to its management of the Funds based on the nature, extent and quality of the services provided by the Adviser, the total compensation received by the Adviser from the Funds and the total costs to the Funds of using the Adviser’s services. The Board took into account expenses borne by the Adviser, the Expense Limitation Agreements and the substantial resources of the Adviser devoted to the management of the Funds. The Board concluded that the Adviser’s profitability appeared reasonable and appropriate, particularly in light of the Adviser’s effort to minimize the Fund’s expenses through the Expense Limitation Agreements. In considering the advisory fees, the Board determined that not having breakpoints was appropriate at this time.

The Board determined that the fees payable under the Agreement are fair and reasonable in light of the services that the Adviser provides to the Funds and concluded that continuing the Agreement serves the interests of the Funds and the Members.

16

Ironwood Multi-Strategy Fund LLC
Supplemental Information (continued)
(Unaudited)

Additional Information

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available: (i) without charge, upon request, by calling (415) 777-2400; and (ii) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

The Fund is required to file, on Form N-PX, its complete proxy voting record for the most recent twelve-month period ended June 30, no later than August 31. The Fund’s Form N-PX filings are available: (i) without charge, upon request, by calling (415) 777-2400; and (ii) on the SEC’s website at http://www.sec.gov.

Filing of Quarterly Schedule of Portfolio Holdings (“Form N-Q”)

The Fund is required to file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available: (i) without charge, upon request, by calling (415) 777-2400; and (ii) on the SEC’s website at http://www.sec.gov.

Portfolio Managers

The following information is as of October 31, 2016.

The portfolio managers of Ironwood primarily responsible for the investment management of the Fund include Jonathan Gans, Benjamin Zack, and Simon Hong (the “Portfolio Managers”). The Portfolio Managers each serve on the Fund’s Investment & Risk Committee, which has ultimate authority for determining whether the Fund will invest in (or withdraw from) any particular investment. A unanimous vote of the Investment & Risk Committee is required for the Fund to take action with respect to any particular investment. Below are the names and biographical information of the Portfolio Managers.

Jonathan Gans is the Chief Executive Officer and President of Ironwood.  He joined Ironwood in 1996 and is the majority owner of the firm.  Jon is a member of the firm’s Investment & Risk Committee, Leadership Committee, Management Committee, Valuation Committee, and serves as a Director for Ironwood’s offshore and registered funds.  Jon was previously employed at St. Claire Capital Management, where he served as General Counsel and Chief Operating Officer.   His prior professional experience also includes positions at the Securities and Exchange Commission Division of Enforcement and Glenwood Financial Group.  Jon earned a B.A., cum laude, from Williams College, a J.D. from the University of California at Los Angeles School of Law, and is a member of the California State Bar.  Jon is a Trustee of the San Francisco Museum of Modern Art (SFMOMA) and is a chapter member of YPO Golden Gate.

17

Ironwood Multi-Strategy Fund LLC
Supplemental Information (continued)
(Unaudited)

Additional Information (continued)

Benjamin Zack joined Ironwood in 2004 and is a partner and Managing Director.  He is a member of the firm’s Investment & Risk Committee and Leadership Committee.  Prior to joining Ironwood, Ben worked in the Health Care Investment Banking Group of Deutsche Banc Alex. Brown where he helped advise life sciences and medical technology clients on a wide variety of strategic and financial alternatives including mergers and acquisitions, equity and debt issuances, and restructurings.  Ben earned a B.B.A. in Finance from the University of Texas at Austin and an M.B.A. in Finance from the Wharton School at the University of Pennsylvania.

Simon Hong, CAIA joined Ironwood in 2008 and is a partner and Director. He is a member of the firm’s Investment & Risk Committee and Operational Due Diligence Committee.  Simon previously worked in the Investment Banking Division and Global Capital Markets group at Morgan Stanley where he helped advise clients on a wide variety of strategic and financial alternatives.  Simon’s prior experience also includes positions in the Investment Management Division of Morgan Stanley and the Private Client Group of Merrill Lynch.  Simon received a B.A. in Business Economics from Brown University.  Simon is a CAIA designee and is a member of the Chartered Alternative Investment Analyst Association.

18

CONSOLIDATED FINANCIAL STATEMENTS

Ironwood Institutional Multi-Strategy Fund LLC
Six Months Ended October 31, 2016
(Unaudited)

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Financial Statements
Six Months Ended October 31, 2016
(Unaudited)

Contents

Consolidated Statement of Assets and Liabilities	1
Consolidated Schedule of Investments	2
Consolidated Statement of Operations	4
Consolidated Statements of Changes in Net Assets	5
Consolidated Statement of Cash Flows	6
Consolidated Financial Highlights	7
Notes to Consolidated Financial Statements	8

Supplemental Information

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Statement of Assets and Liabilities
October 31, 2016
(Unaudited)

Assets
Cash and cash equivalents	$338,157,634
Investments in investment funds, at fair value (cost $1,662,021,493)	1,861,327,332
Redemptions receivable from investment funds	8,080,645
Other assets	203,941
Total assets	2,207,769,552

Liabilities
Payable on credit facility	149,942,979
Payable to Adviser	6,065,193
Advance subscriptions	5,408,965
Advance subscriptions from Ironwood Multi-Strategy Fund LLC	4,739,682
Redemptions payable	5,212
Accrued expenses	316,833
Total liabilities	166,478,864

Commitments and contingencies (see Note 7)

Net assets	$2,041,290,688

Net assets consist of:
Paid-in capital	$2,049,702,609
Accumulated net investment loss	(180,841,815)
Accumulated net realized loss	(26,875,945)
Net unrealized appreciation on investments	199,305,839
Net assets	$2,041,290,688

Net asset value per unit
1,865,743.06 units issued and outstanding, no par value	$1,094.09

See accompanying notes to consolidated financial statements.

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Schedule of Investments
October 31, 2016
(Unaudited)

Description	Cost	Fair Value	Percent of Net Assets	Next Available Redemption Date (1)	Liquidity (2)

Investment Funds
Relative Value:
Citadel Kensington Global Strategies Fund Ltd.	$172,031,145	$231,329,016	11.33%	12/31/2016	Quarterly (3)
D.E. Shaw Composite International Fund	76,672,762	108,586,646	5.32	12/31/2016	Quarterly (4)
D.E. Shaw Valence International Fund, LP	32,000,000	38,412,850	1.88	12/31/2016	Quarterly (5)
HBK Multi-Strategy Offshore Fund Ltd.	46,604,141	49,183,031	2.41	12/31/2016	Quarterly (6)
Hutchin Hill Capital Offshore Fund, Ltd.	87,332,161	88,308,370	4.33	12/31/2016	Quarterly (6)
Tilden Park Offshore Investment Fund Ltd.	66,500,000	71,599,055	3.51	12/31/2016	Quarterly (6)
Two Sigma Absolute Return Cayman Fund, Ltd.	31,000,000	30,668,791	1.50	11/30/2016	Monthly
Two Sigma Risk Premia Cayman Fund, Ltd.	35,500,000	36,502,866	1.79	11/30/2016	Monthly
Two Sigma Risk Premia Enhanced Cayman Fund, Ltd.	35,500,000	36,962,906	1.81	11/30/2016	Monthly
Total Relative Value	583,140,209	691,553,531	33.88

Market Neutral and Low Net Equity:
3G Natural Resources Offshore Fund, Ltd.	76,000,000	66,754,793	3.27	12/31/2016	Quarterly
Anchor Bolt Offshore Fund, Ltd.	73,142,667	72,169,349	3.54	12/31/2016	Quarterly
Citadel Global Equities Fund Ltd.	25,528,757	34,926,973	1.71	11/30/2016	Monthly (7)
Darsana Overseas Fund, Ltd.	22,694,249	21,302,698	1.04	12/31/2016	Quarterly (8)
Millennium International, Ltd.	144,072,870	178,193,625	8.73	12/31/2016	Quarterly (6)
Suvretta Offshore Fund, Ltd	88,100,000	104,051,577	5.10	12/31/2016	Quarterly
Vinci Vernier Offshore Fund, Ltd.	53,000,000	47,867,156	2.34	12/31/2016	Quarterly
Total Market Neutral and Low Net Equity	482,538,543	525,266,171	25.73

Event-Driven:
Elliott International Limited	108,696,000	129,035,116	6.32	6/30/2018	Quarterly (9)
HG Vora Special Opportunities Fund, Ltd.	151,000,000	169,931,682	8.32	12/31/2016	Quarterly (6)
JMB Capital Partners Offshore, Ltd.	39,998,661	36,173,502	1.77	n/a	Other (10)
Roystone Capital Offshore Fund Ltd.	54,468,108	45,907,916	2.25	12/31/2016	Quarterly (11)
XPI Holding I Ltd	9,992	6,020	0.00	n/a	Other (12)
Total Event-Driven	354,172,761	381,054,236	18.66

Distressed and Credit Securities:
Cerberus International II, Ltd.	90,367,773	95,322,562	4.67	12/31/2016	Semi-annually (13)
Cerberus International SPV, Ltd.	2,592,753	3,651,271	0.18	n/a	Other (12)
Cerberus International, Ltd.*	907,202	1,009,196	0.05	n/a	Other (12)
King Street Capital, Ltd.**	2,508	2,906	0.00	n/a	Other (12)
Monarch Debt Recovery Fund Ltd	20,780,453	20,228,403	0.99	12/31/2016	Annually
Silver Point Capital Offshore Fund, Ltd.	127,519,291	143,239,056	7.02	12/31/2016	Annually
Total Distressed and Credit Securities	242,169,980	263,453,394	12.91

Total investments in investment funds	$1,662,021,493	$1,861,327,332	91.18%

Other assets, less liabilities		179,963,356	8.82

Net assets		$2,041,290,688	100.00%

See accompanying notes to consolidated financial statements.

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Schedule of Investments (continued)
October 31, 2016
(Unaudited)

4.          (Missing Graphic Reference)Consolidated Schedule of Investments
All investment funds are domiciled in the Cayman Islands except as noted.
* Investment fund is domiciled in the Bahamas.
** Investment fund is domiciled in the British Virgin Islands.

(1) Investments in investment funds may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after October 31, 2016 that a redemption from a tranche is available without a redemption fee.

(2) Available frequency of redemptions without a redemption fee after initial lock-up period, if any. Different tranches may have different liquidity terms. Redemption notice periods range from 30 to 120 days. Lock-up periods range from 12 to 24 months. The Adviser cannot estimate when restrictions will lapse for any fund level gates, suspensions, or side pockets.

(3) Approximately 80% of this investment is available for redemption quarterly subject to a 10% investor level gate. If fund level redemptions are less than 5%, then the 10% investor level gate does not apply.  The remaining 20% of this investment is available for redemption every 18 months.

(4) Subject to a 12.5% quarterly investor level gate.

(5) Subject to an 8.33% investor level gate.  If fund level redemptions are less than 8.33%, then the 8.33% investor level gate does not apply.

(6) Subject to a 25% quarterly investor level gate.

(7) Subject to a 16.67% monthly investor level gate.

(8) Subject to a 20% annual investor level gate.

(9) Approximately 74% of this investment is available for redemption quarterly. The remaining 26% of this investment is available for redemption semi-annually, subject to a 25% investor level gate.

(10) Subsequent to October 31, 2016, this investment is in liquidation. Approximately 50% of this investment was distributed in December 2016 and approximately 38% will be distributed in January 2017. The remaining 12% of this investment will be distributed as underlying investments are sold.

(11) Approximately 56% of this investment is subject to a 25% quarterly investor level gate.  The remaining 44% of this investment is subject to a 12.5% quarterly investor level gate.

(12) The investment funds do not have set redemption timeframes but are liquidating investments and making distributions as underlying investments are sold.

(13) Subject to a 16.67% semi-annual investor level gate.

See accompanying notes to consolidated financial statements.

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Statement of Operations
Six Months Ended October 31, 2016
(Unaudited)

Investment income
Interest income	$23,861

Expenses
Advisory fees	12,076,087
Administration fees	749,493
Commitment fees	481,803
Professional fees	460,448
Custody fees	173,396
Interest expense	69,629
Risk monitoring fees	68,111
Directors’ fees	52,500
Filing fees	30,287
Other	92,217
Total expenses	14,253,971

Net investment loss	(14,230,110)

Realized and unrealized gain (loss) from investments in investment funds
Net realized loss on redemptions from investments in investment funds	(1,775,510)
Net change in unrealized appreciation/depreciation on investments in investment funds	78,290,385
Net realized and unrealized gain on investments in investment funds	76,514,875
Net increase in net assets resulting from operations	$62,284,765

See accompanying notes to consolidated financial statements.

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Statements of Changes in Net Assets

	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016

Operations
Net investment loss	$(14,230,110)	$(26,089,458)
Net realized loss on redemptions from investments in investment funds	(1,775,510)	(7,339,730)
Net change in unrealized appreciation/depreciation on investments in investment funds	78,290,385	(44,764,037)
Net increase (decrease) in net assets resulting from operations	62,284,765	(78,193,225)

Distributions to Members
Distributions from net investment income	-	(45,919,632)
Distributions from net realized gains	-	(2,302,350)
Decrease in net assets resulting from distributions to Members	-	(48,221,982)

Member transactions
Subscriptions (representing 87,213.19 and 448,032.31 units, respectively)	93,148,643	495,180,160
Reinvestment of distributions (representing 0.00 and 42,289.14 units, respectively)	-	45,905,784
Redemptions (representing 87,458.35 and 70,318.75 units, respectively)	(92,651,391)	(78,135,186)
Net increase in net assets resulting from Member transactions	497,252	462,950,758

Net increase in net assets	62,782,017	336,535,551
Net assets, beginning of period	1,978,508,671	1,641,973,120
Net assets, end of period	$2,041,290,688	$1,978,508,671

Accumulated net investment loss, end of period	$(180,841,815)	$(166,611,705)

See accompanying notes to consolidated financial statements.

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Statement of Cash Flows
Six Months Ended October 31, 2016
(Unaudited)

Operating activities
Net increase in net assets resulting from operations	$62,284,765
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Net realized loss on redemptions from investments in investment funds	1,775,510
Net change in unrealized appreciation/depreciation on investments in investment funds	(78,290,385)
Purchases of investments in investment funds	(85,100,770)
Proceeds from sales of investments in investment funds	102,440,271
Decrease in advance subscriptions to investment funds	21,000,000
Increase in redemptions receivable from investment funds	(4,288,451)
Increase in other assets	(127,245)
Increase in payable to Adviser	266,056
Increase in accrued expenses	40,933
Net cash provided by operating activities	20,000,684

Financing activities
Subscriptions received	77,806,500
Redemptions paid	(92,687,997)
Proceeds from credit facility	474,800,000
Repayments of credit facility	(384,987,920)
Net cash provided by financing activities	74,930,583

Net change in cash and cash equivalents	94,931,267
Cash and cash equivalents, beginning of period	243,226,367
Cash and cash equivalents, end of period	$338,157,634

Supplemental disclosure of cash flow information
Interest paid	$69,629

See accompanying notes to consolidated financial statements.

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Financial Highlights

	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013

Net asset value, beginning of period	$1,060.30	$1,135.54	$1,113.84	$1,091.15	$1,044.82
Net investment loss(a)	(7.72)	(15.43)	(17.63)	(18.05)	(15.42)
Net realized and unrealized gain (loss) from investments in investment funds	41.51	(30.82)	77.14	110.84	119.42
Net increase (decrease) in net assets resulting from operations	33.79	(46.25)	59.51	92.79	104.00
Distributions paid from:
Net investment income	-	(27.60)	(37.81)	(70.10)	(57.67)
Net realized gains	-	(1.39)	-	-	-
Total distributions	-	(28.99)	(37.81)	(70.10)	(57.67)
Net asset value, end of period	$1,094.09	$1,060.30	$1,135.54	$1,113.84	$1,091.15
Total return(b)	3.19%	(4.13%)	5.43%	8.71%	10.31%
Ratio of total expenses to average net assets before expense waivers and reimbursements (c)	1.43%	1.44%	1.52%	1.48%	1.71%
Ratio of total expenses to average net assets after expense waivers and reimbursements (c)	1.43%	1.44%	1.57%	1.56%	1.59%
Ratio of net investment loss to average net assets(d)	(1.43%)	(1.44%)	(1.57%)	(1.56%)	(1.59%)

Portfolio turnover	4.62%	19.20%	8.73%	17.74%	8.67%
Net assets, end of period (in thousands)	$2,041,291	$1,978,509	$1,641,973	$995,460	$378,944

(a) Calculated based on the average units outstanding methodology.

(b) Total return assumes a subscription of a unit in the Fund at the beginning of the period, a repurchase of the unit on the last day of the period, and the re-investment of all distributions during the period.

(c) Ratios do not reflect the Fund’s proportionate share of the expenses of the investment funds.

(d) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the investment funds.

The above ratios and total return have been calculated for the Members taken as a whole. Ratios for periods less than a year have been annualized. The total returns for periods less than a year have not been annualized. An individual Member’s return and ratios may vary from these returns and ratios due to the timing of unit transactions.

See accompanying notes to consolidated financial statements.

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements
Six Months Ended October 31, 2016
(Unaudited)

1.  Organization

Ironwood Institutional Multi-Strategy Fund LLC (the “Fund”) was organized under the laws of the state of Delaware as a limited liability company on August 25, 2010 and commenced operations on January 1, 2011. The Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as a closed-end, non-diversified management investment company.  The Fund is also registered under the Securities Act of 1933, as amended (the “1933 Act”). The Fund currently complies, and intends to continue to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), as such requirements are described in more detail below.

The Fund’s investment objective is capital appreciation with limited variability of returns. The Fund attempts to achieve this objective by allocating capital among a number of pooled investment vehicles that are generally organized in non-U.S. jurisdictions and classified as corporations for U.S. federal income tax purposes. Each is managed by an independent investment manager pursuant to various alternative investment strategies, including relative value; market neutral and low net equity; event-driven; and distressed and credit securities.

Ironwood Capital Management serves as the Fund’s investment adviser (the “Adviser”) and is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Fund’s Board of Directors (the “Board”). The Adviser is registered as an investment adviser under the U.S. Investment Advisers Act of 1940 (the “Advisers Act”).  The Adviser is also registered as a Commodity Pool Operator with the U.S. Commodity Futures Trading Commission and is a member of the National Futures Association.  The Board has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. A majority of the members of the Board are not “interested persons” (as defined by the 1940 Act) of the Fund or the Adviser.

The Fund is a master fund in a master-feeder structure whereby a feeder fund invests substantially all of its assets in the Fund. As of October 31, 2016, Ironwood Multi-Strategy Fund LLC, the feeder fund to the Fund, represented 59.61% of the Fund’s net assets. Other investors in the Fund include high net worth individuals, foundations, pensions, and other institutions. Units of the Fund are issued to eligible investors (referred to as “Members”). The minimum initial investment is $50,000, subject to waiver by the Adviser. The minimum subsequent investment is $10,000, subject to waiver by the Adviser. Members may purchase their units only through a selling agent or directly from the Fund, generally as of the first business day of the month.

The Board, in its sole and absolute discretion, may authorize the Fund to make a tender offer to repurchase Members’ units (an “Offer”). In determining whether the Fund should make an Offer to repurchase units from Members, the Board will consider, among other things, the recommendation of the Adviser.  Each Offer will generally apply to up to 10% of the net assets of the Fund.  The Adviser expects that it will recommend to the Board that the Fund make an offer to repurchase units from Members semi-annually on June 30 and December 31.

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements (continued)
(Unaudited)

1. Organization (continued)

A 5% early repurchase fee is charged on repurchased units that have been held less than one year, payable to the Fund.  The Board, in its sole discretion, may waive the imposition of the early repurchase fee.

The Fund utilizes State Street Bank and Trust Company (the “Administrator”) as its independent administrator.

The Bank of New York Mellon (the “Custodian”) serves as custodian for the Fund.

2. Significant Accounting Policies

Basis of Presentation

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”).  Such policies are consistently followed by the Fund in the preparation of its consolidated financial statements. The consolidated financial statements are expressed in U.S. dollars.

The Fund is an investment company. As such, these consolidated financial statements have applied the guidance set forth in Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies.

Use of Estimates

The preparation of these consolidated financial statements in conformity with U.S. GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements, including the estimated fair value of investments. Actual results could differ from those estimates.

Basis of Consolidation

The consolidated financial statements include the financial position and the results of operations of the Fund and its wholly owned subsidiaries, Ironwood Multi-Strategy Fund Ltd. (“CFC”), a Cayman Islands controlled foreign corporation and Ironwood Multi-Strategy Fund LP (“IMSLP”), a Delaware limited partnership. The wholly owned subsidiaries have the same investment objective as the Fund. CFC is primarily used to invest in investment funds which do not allow U.S. entities to invest directly. IMSLP is used when the Fund has determined that owning certain investment funds within a domestic limited partnership structure would be beneficial. As of October 31, 2016 no investment funds were held by the wholly owned subsidiaries.

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements (continued)
(Unaudited)

2. Significant Accounting Policies (continued)

Net Asset Value Determination

The net asset value of the Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below or as determined pursuant to policies established by the Board.

Portfolio Valuation

The Fund values its investments in investment funds at fair value in accordance with ASC Topic 820, Fair Value Measurement (“ASC 820”). See Note 4 for more information.

Cash and cash equivalents

The Fund defines cash equivalents as short-term, highly liquid investments with original maturities of three months or less at the date of acquisition. The Fund places its cash and cash equivalents in accounts with entities that are affiliated with the Custodian and the Administrator and, at times, such balances may be in excess of the Federal Deposit Insurance Corporation insurance limits. The Fund also maintains money market investments in other U.S. financial institutions. The Adviser monitors the financial condition of such entities and does not anticipate any losses from these counterparties. As of October 31, 2016, cash equivalents of $137,924,813 consist of investments in money market funds.  These investments are valued at their respective net asset value per share and are categorized as Level 1 in the fair value hierarchy, as defined in ASC 820.

Income Recognition and Expenses

The Fund recognizes income and expenses on an accrual basis. Income, expenses, and realized and unrealized gains and losses are recorded monthly. The changes in investment funds’ fair values are included in net change in unrealized appreciation/depreciation on investments in investment funds on the consolidated statement of operations. Realized gain (loss) from investments in investment funds is calculated using the specific identification methodology.

Income Taxes

The Fund currently complies, and intends to continue to comply with the requirements of Subchapter M of the Code applicable to Regulated Investment Companies (“RICs”) and distributes substantially all of its taxable income to its Members. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. The Fund has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements as of October 31, 2016. If applicable, the Fund recognizes interest accrued related to liabilities for unrecognized tax in interest expense and penalties in other expenses on the consolidated statement of operations.

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements (continued)
(Unaudited)

2. Significant Accounting Policies (continued)

Income Taxes (continued)

The open tax years under potential examination vary by jurisdiction, but in general tax authorities can examine all tax returns filed for the last three tax years.

The Fund has a tax year that ends on April 30.

The Fund generally invests in investment funds organized outside the U.S. that are treated as corporations for U.S. tax purposes and are expected to be classified as passive foreign investment companies (“PFICs”). Certain PFICs provide information regarding the amount of U.S. taxable income and gain. For such PFICs, the Fund has made Qualified Electing Fund (“QEF”) elections for tax purposes.

For other PFICs that do not provide information regarding taxable income and gain, the Fund has made mark-to-market elections which convert any unrealized gain to ordinary taxable income.

Net investment income (loss) and net realized gain (loss) from investments in investment funds may not be treated the same for financial statement and for U.S. tax purposes. Temporary book-tax differences result when the Fund holds an investment in an investment fund, and such temporary book-tax differences generally become permanent upon disposal of the investment fund.

As of October 31, 2016, the cost and related gross unrealized appreciation and depreciation for tax purposes were as follows:

Cost of investments for tax purposes	$1,822,677,723

Gross tax unrealized appreciation	$69,600,333
Gross tax unrealized depreciation	(30,950,724)
Net tax unrealized appreciation on investments	$38,649,609

Distribution of Income and Gains

The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements (continued)
(Unaudited)

2. Significant Accounting Policies (continued)

Distribution of Income and Gains (continued)

As of April 30, 2016, the Fund’s last fiscal and tax year-end, the components of distributable earnings on a tax basis were as follows:

Qualified late-year ordinary losses deferred	$(11,625,090)
Post October short-term capital losses deferred	(392,005)
Post October long-term capital losses deferred	(16,928,115)

Short-term capital loss carryforward	$(45,333)
Long-term capital loss carryforward	(2,065,367)

Capital loss carryforwards do not expire. Deferred losses may be offset against income and gains in future years.

There were no distributions paid during the six months ended October 31, 2016.

Dividend Reinvestment Plan

Each Member will have all income distributions and capital gains distributions automatically reinvested in additional units unless such Member specifically elects to receive all income distributions and capital gains distributions in cash.

3. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the investment funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, written option contracts, and swaps. The Fund’s risk of loss in these investment funds is limited to the value of the Fund’s interest in these investment funds as reported by the Fund.

4. Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented on the consolidated statement of assets and liabilities.

The Fund invests in other investment funds and is permitted, as a practical expedient, to estimate the fair value of its investments in other investment funds based on the Fund’s pro-rata interest in the net assets of each investment fund, as such value is supplied by, or on behalf of, the investment fund’s investment manager, generally on a monthly basis. Some values received from, or on behalf of, the investment funds’ respective investment managers are typically estimates, subject to subsequent revision by such investment managers.

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements (continued)
(Unaudited)

4. Fair Value of Financial Instruments (continued)

Such values are generally net of management fees and incentive fees or allocations payable to the investment funds’ investment managers pursuant to the investment funds’ operating agreements. The investment funds value their underlying investments in accordance with policies established by each investment fund, as described in each of their financial statements or offering memoranda. The investment funds hold positions in readily marketable investments and derivatives that are valued at quoted market values and/or less liquid non-marketable investments and derivatives that are valued at estimated fair value. The mix and concentration of more readily marketable investments and less liquid non-marketable investments varies across the investment funds based on various factors, including the nature of their investment strategy, as described in each of their financial statements or offering memoranda. The Fund’s investments in investment funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

The Adviser has designed ongoing due diligence processes with respect to investment funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each investment fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the value supplied by, or on behalf of, such investment fund and to independently determine the fair value of the Fund’s interest in such investment fund.

The Adviser has designated a committee to oversee the valuation process of the Fund’s investments (the “Valuation Committee”).  The Valuation Committee is comprised of senior personnel, the majority of whom are separate from the Fund’s portfolio management team, and is responsible for developing written valuation policies and procedures, conducting periodic reviews of those policies and procedures, and evaluating the overall fairness and consistent application of the valuation policies and procedures.  The Valuation Committee meets on a quarterly basis or more frequently as needed.

If no value is readily available from an investment fund or if a value supplied by an investment fund is deemed by the Valuation Committee not to be indicative of its fair value, the Valuation Committee would determine, in good faith, the fair value of the investment fund under procedures adopted by the Board and subject to Board supervision. Because of the inherent uncertainty of valuation, the fair values of the investment funds held by the Fund may differ significantly from the values that would have been used had a ready market for the investment funds been available.  As of October 31, 2016, and for the six months then ended, no investments were fair valued by the Valuation Committee.

As of October 31, 2016, approximately 0.23% of the Fund’s net assets were invested in investment funds that do not have set redemption timeframes but are liquidating investments and making distributions as underlying investments are sold.  The Adviser cannot estimate the timing of when these investments will be liquidated.

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements (continued)
(Unaudited)

4. Fair Value of Financial Instruments (continued)

The following is a summary of the investment strategies of the investment funds held by the Fund as of October 31, 2016.

Relative value strategies attempt to capture pricing anomalies between assets that for all economic purposes are identical.  Relative value strategies capture these inefficiencies by utilizing a combination of assets including bonds, stocks, swaps, options, exchange traded funds, currencies, futures, etc.  One such strategy is capital structure arbitrage which involves the purchase and short sale of different classes of securities of the same issuer where there is a relative mispricing between two classes of securities.  An example of this strategy is the purchase of undervalued senior secured debt and the short sale of overvalued subordinated unsecured debt or common equity.  Other examples of relative value strategies include fixed income arbitrage, relative value interest rates, convertible bond arbitrage, relative value energy, and quantitative strategies.  Generally, investment funds within this strategy require a 30 to 90 day notice period to redeem at the next available redemption date.

Market neutral and low net equity strategies involve the purchase of a stock or basket of stocks that is relatively underpriced as well as selling short a stock or basket of stocks that is relatively overpriced.  Depending on the manager’s investment strategy, the determination of whether a stock is overpriced or underpriced can be made through fundamental analysis (a fundamental strategy) or by complex statistical models that examine numerous factors that affect the price of a stock (a quantitative strategy).  The Adviser will utilize equity managers that target well-hedged and low net exposures and/or use a balanced approach to investing, i.e., they are short approximately the same dollar value of stocks they are long.  Generally, investment funds within this strategy require a 45 to 90 day notice period to redeem at the next available redemption date.

Event-driven strategies involve the assessment of how, when, and if specific transactions will be completed and the effect on corporations and financial assets.  A common event-driven strategy is merger arbitrage (also called risk arbitrage).  This involves the purchase of the stock of a target company involved in a potential merger and, in the case of a stock-for-stock offer, the short sale of the stock of the acquiring company.  The target company’s stock would typically trade at a discount to the offer price due to the uncertainty of the completion of the transaction.  The positions may be reversed if the manager feels the acquisition may not close.  This strategy aims to capture the spread between the value of the security at the close of the transaction and its discounted value at the time of purchase. Other examples of event-driven strategies and opportunities include corporate restructurings, spin-offs, operational turnarounds, activism, asset sales, and liquidations.  Generally, investment funds within this strategy require a 60 to 90 day notice period to redeem at the next available redemption date.

Distressed strategies involve the purchase or short sale of debt or equity securities of issuers experiencing financial distress. These securities may be attractive because of the market’s inaccurate assessment of the issuer’s future potential or the values and timing of recoveries.

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements (continued)
(Unaudited)

4. Fair Value of Financial Instruments (continued)

Managers may obtain voting rights or control blocks and actively participate in the bankruptcy or reorganization process while other investors may remain passive investors.  Examples of distressed securities trades include bankruptcies, liquidations, post-restructured equities, structured credit, and balance sheet restructurings.  Credit strategies involve a variety of strategies intended to exploit inefficiencies in the high-yield and related credit markets. Generally, investment funds within this strategy require a 90 to 120 day notice period to redeem at the next available redemption date.

In accordance with U.S. GAAP, investments in investments funds valued at net asset value, as a practical expedient, are not required to be included in the fair value hierarchy.  All investments in investment funds were valued at their respective net asset value as of October 31, 2016, and are excluded from the fair value hierarchy.

5. Investment Transactions

Total purchases of investment funds for the six months ended October 31, 2016 were $85,100,770.  Total proceeds from redemptions of investment funds for the six months ended October 31, 2016 were $102,440,271.

6. Advisory Fee, Related Party Transactions, and Other Expenses

In consideration of the advisory and other services provided by the Adviser to the Fund, the Fund pays the Adviser a monthly advisory fee of 0.10% (1.20% per annum) of the Fund’s month end net asset value. The advisory fee is an expense paid out of the Fund’s assets and is computed based on the value of the net assets of the Fund as of the close of business on the last calendar day of each month, before adjustments for any repurchases effective on that day. The advisory  fee is payable in arrears as of the last calendar day of the applicable quarter and is in addition to the asset-based management fees and incentive fees or allocations charged by the underlying investment funds and indirectly borne by Members in the Fund. For the six months ended October 31, 2016, the Fund incurred advisory fees of $12,076,087, of which $6,065,193 was payable to the Adviser as of October 31, 2016.

Foreside Fund Services, LLC acts as the distributor (the “Distributor”) of the Fund’s units. The Distributor has entered into, and may continue to enter into, selected dealer agreements with various brokers and dealers (“Selling Agents”) that agree to participate in the distribution of the Fund’s units. Investments may be subject to a sales charge (a “Sales Charge”) of up to 2.00%.  The Sales Charge is in addition to the subscription price for units and does not form a part of an investor’s investment in the Fund.  The Sales Charge relating to units is paid directly to the Selling Agent that assisted in the placement of such units.

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements (continued)
(Unaudited)

6. Advisory Fee, Related Party Transactions, and Other Expenses (continued)

The Fund pays all investment expenses, including, but not limited to, brokerage commissions and all other costs of executing transactions, interest expense, commitment fees, custody fees, its share of expenses of the investment funds, including management fees to the investment managers of the investment funds (ranging from 0.00% to 3.50% of net asset value) and incentive fees or allocations to such investment managers (ranging from 0% to 35% of net profits), and all ongoing ordinary administrative and operational costs of the Fund, including (but not limited to) legal costs, accounting costs, fees paid to the Administrator, fees paid to the regulatory and compliance administrator, risk monitoring fees, filing fees, insurance expense, and taxes. The Fund will also directly pay any extraordinary operating expenses. The Adviser will bear all ongoing ordinary administrative and operational costs of the Adviser, including employees’ salaries, office rent, travel costs, quote machine rent, computer and equipment costs, telephone bills, office supplies, research and data costs, legal costs, accounting costs, filing costs, and communication expenses.

The Adviser has entered into an agreement with the Fund (the “Expense Limitation Agreement”) whereby it has contractually agreed to waive its fees and/or reimburse the Fund’s expenses to the extent necessary to ensure that the monthly expenses of the Fund (excluding taxes, brokerage commissions, interest expense and commitment fees incurred in connection with any credit facility, other transaction related expenses, custody fees, any extraordinary expenses of the Fund, any acquired fund fees and expenses, and the advisory fee) will not exceed 0.020833% (0.25% per annum) of the Fund’s net assets as of each month end during the term of the Expense Limitation Agreement (the “Expense Limitation”). The Fund will carry forward, for a period not to exceed 3 years from the date on which a waiver or reimbursement is made by the Adviser, any expenses in excess of the Expense Limitation and repay the Adviser such amounts; provided that the Fund is able to effect such reimbursement and remain in compliance with the Expense Limitation disclosed in the prospectus that was in effect at the time of the original waiver.

No eligible expenses under the Expense Limitation Agreement were recaptured during the six months ended October 31, 2016 and no amounts are subject to potential future reimbursement.

Compensation to the independent directors for the six months ended October 31, 2016 was $52,500.

As of October 31, 2016, the directors, officers, and the Adviser and its employees, directly or indirectly, held units in the Fund as follows:

	Units	Percent of Net Assets

Directors	957.95	0.05%
Officers	133.47	0.01
Adviser and its employees	3,015.49	0.16
Total	4,106.91	0.22%

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements (continued)
(Unaudited)

7. Commitments and Contingencies

As of October 31, 2016, the Fund had unfunded capital commitments to investment funds of $79,129,000.

8. Indemnification

In the normal course of business, the Fund enters into contracts that provide general indemnifications and that contain a variety of representations and warranties. The Fund’s maximum exposure in connection with these contracts is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, no claims have been made under these indemnities in the past, and while there can be no assurances in this regard, the Fund is not aware of any such claims that may be made in the future.

9. Credit Facility

The Fund maintains a secured credit agreement with an unaffiliated bank for a revolving line of credit (the “Credit Facility”). The maximum availability under the Credit Facility is $150,000,000, subject to specific asset-based covenants. Borrowings are collateralized in full by certain assets of the Fund and bear interest at an annual rate of London Interbank Offered Rate plus 1.60% (the “spread”). Interest is accrued daily on any outstanding balance and, if not repaid on the interest accrual date, is automatically added to the principal amount of the loan. The Fund also pays an annual commitment fee of 0.65% based on the amount by which the maximum availability exceeds the outstanding loan balance. Interest expense and commitment fees incurred for the six months ended October 31, 2016 are included on the consolidated statement of operations. For the six months ended October 31, 2016, the average borrowings and average interest rate were $4,864,012 and 2.35%, respectively. As of October 31, 2016, the interest rate in effect was approximately 2.49%. The contractual maturity of the Credit Facility is April 20, 2018.

10. Subsequent Events

The Adviser has performed a subsequent events review and determined that there were no subsequent events which would have a significant impact on the Fund’s financial position or results of operations.

Ironwood Institutional Multi-Strategy Fund LLC
Supplemental Information
(Unaudited)

Fund Management

The Fund’s officers are appointed by the Board of Directors and oversee the management of the day-to-day operations of the Fund under the supervision of the Board of Directors. One of the directors and all of the officers of the Fund are officers or employees of Ironwood Capital Management (the “Adviser” or “Ironwood”). The other directors (the “Independent Directors”) are not affiliated with the Adviser and are not “interested persons” as defined under Section 2(a)(19) of the Investment Company Act of 1940 (the “1940 Act”). A list of the directors of the Fund and a brief statement of their present positions and principal occupations during the past five years are set out below.

Directors

Name and Age	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Public Company Directorships
Disinterested Directors
Richard W. Meadows Age: 66	Independent Director	Term - Indefinite Length - Since inception	Retired since May 2010; prior thereto Executive Vice President of mutual fund administration firm	2	0
M. Kelley Price Age: 66	Independent Director	Term - Indefinite Length - Since inception	Retired since May 2010; prior thereto Executive Vice President of mutual fund administration firm	2	0
David Sung Age: 63	Independent Director	Term - Indefinite Length - Since October 1, 2015	Partner, Ernst & Young LLP (retired 2014); independent consultant (2014-present)	2	Lattice Strategies Trust (a series of five Hartford Multifactor exchange-traded funds)
Interested Directors(2)
Jonathan Gans Age: 45	Chief Executive Officer/President, Director, Chairman of the Board	Term - Indefinite Length - Since inception	Chief Executive Officer and President of Ironwood	2	0

(1)  Each Director will serve for the duration of the Fund, or until his death, resignation, termination, removal, or retirement.

(2) “Interested person,” as defined in the 1940 Act, of the Fund (“Interested Director”) because of the affiliation with the Fund and Ironwood.

Ironwood Institutional Multi-Strategy Fund LLC
Supplemental Information (continued)
(Unaudited)

Officers

Set forth below is the Fund’s officers’ name, age, position with the Fund, length of term of office, and the principal occupation for the last five years, as of October 31, 2016. The business address of each officer is care of Ironwood Capital Management, One Market Plaza, Steuart Tower, Suite 2500, San Francisco, California 94105.

Name and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Jonathan Gans Age: 45	Chief Executive Officer, President	Term - Indefinite Length - Since inception	Chief Executive Officer and President of Ironwood
Alison Sanger Age: 45	Chief Compliance Officer	Term - Indefinite Length - Since inception	Chief Operating Officer and Chief Compliance Officer of Ironwood
Laurie Chatoff Age: 49	Secretary	Term - Indefinite Length - Since March 15, 2013	Chief Financial Officer of Ironwood
Martha Boero Age: 33	Treasurer	Term - Indefinite Length - Since March 15, 2013	Fund Controller of Ironwood

Ironwood Institutional Multi-Strategy Fund LLC
Supplemental Information (continued)
(Unaudited)

Investment Advisory Agreement

The Investment Advisory Agreement between Ironwood Institutional Multi-Strategy Fund LLC (the “Master Fund”) and Ironwood Multi-Strategy Fund LLC (the “Feeder Fund,” and together with the Master Fund, the “Funds”) and the Adviser (the “Agreement”) provides that the Adviser is responsible, subject to the supervision of the Board of Directors (the “Board”), for providing investment supervisory services to the Funds.  Such investment supervisory services include ongoing investment guidance, policy direction, and monitoring.  The Adviser makes the Funds’ investment decisions in accordance with the Funds’ stated investment objectives, policies and restrictions.

The Adviser also is responsible for providing and/or overseeing operational services to the Funds, including administration services, fund accounting, marketing/investor relations services, assistance with meeting legal and regulatory requirements, compliance services, and any other services necessary for the operation of the Funds.

The Agreement was approved for an initial two-year term on December 23, 2010. Thereafter, the Agreement continues in effect from year to year subject to annual approval by the Board (including a majority of the Independent Directors), or by the vote of a majority of the Members of each Fund with respect to that Fund.  The Agreement may be terminated with respect to either Fund at any time by the Board, by a vote of a majority of the outstanding voting securities of the relevant Fund or, upon 90 days’ written notice to the relevant Fund, by the Adviser.

The Independent Directors met telephonically with counsel to the Funds on September 22, 2016, both separately in executive session and with representatives of the Adviser, and in person on September 26, 2016 to evaluate whether to approve the Agreement for an additional one-year term. At the in-person Board meeting on September 26, 2016, the Board, including all of the Independent Directors, considered and unanimously approved the Agreement for such additional one-year term.

In the course of considering whether to approve the Agreement, the Board considered written materials that were provided by the Adviser and by Fund counsel in advance of its meetings, the terms of the Agreement, the operations of the Funds and other relevant factors.

The Board discussed the Funds’ existing relationship with the Adviser, as well as the nature and quality of the investment advisory and administrative services provided. The Board acknowledged that the Adviser has demonstrated its commitment to maintaining and expanding operational resources reasonably necessary to manage the Funds in a professional manner. The Board discussed the Adviser’s personnel; the fees and expenses of the Funds, the Adviser’s services, philosophy and performance; the Adviser’s significant investor relations efforts; the Adviser’s close oversight and continued evaluation of outside service providers; and the Adviser’s strong commitment to carrying out its compliance policies and procedures. The Board concluded that the quality of service offered by the Adviser to the Funds was appropriate and that the Adviser’s personnel had sufficient expertise to manage the Funds. The Board concluded that during the upcoming year, it believed the Adviser would be able to provide the same quality of investment management and related services that it has provided in the past.

Ironwood Institutional Multi-Strategy Fund LLC
Supplemental Information (continued)
(Unaudited)

Investment Advisory Agreement (continued)

Among other materials, the Board reviewed a presentation on the Funds’ investment performance through August 31, 2016, along with a comparison to the performance of the HFRI Fund of Funds: Conservative Index, the S&P 500, the Barclays Aggregate Bond Index, the other investment funds to which the Adviser serves as investment manager and a group of eight other registered alternative funds of funds (the “Peer Group”) that have objectives and strategies similar to those of the Funds.

The Board noted the Funds’ investment performance over different periods and considered on an absolute and relative (i.e., compared to benchmarks and peers) basis. It considered differences in performance results as between the Funds and other funds managed by Ironwood. The Board also acknowledged the Funds’ risk-adjusted returns over time as competitive with or outperforming all peers. The Board recognized that the S&P 500 information was provided for reference rather than benchmarking purposes. Taking into account all of the information provided, the Board concluded that the investment performance generated by the Adviser was satisfactory.

The Board considered the various fees and expenses of the Funds, with an emphasis on the Funds’ expense ratios, both gross and net of the Expense Limitation Agreements, whereby the Adviser agrees to limit certain of the Funds’ annual expenses to 0.25% of the Funds’ net assets. The Board compared the Funds’ expense ratios to those of the Peer Group, observing that the Funds’ expense ratios appear reasonable.

The Board evaluated information regarding the profitability of the Adviser with respect to its management of the Funds based on the nature, extent and quality of the services provided by the Adviser, the total compensation received by the Adviser from the Funds and the total costs to the Funds of using the Adviser’s services. The Board took into account expenses borne by the Adviser, the Expense Limitation Agreements and the substantial resources of the Adviser devoted to the management of the Funds. The Board concluded that the Adviser’s profitability appeared reasonable and appropriate, particularly in light of the Adviser’s effort to minimize the Fund’s expenses through the Expense Limitation Agreements. In considering the advisory fees, the Board determined that not having breakpoints was appropriate at this time.

The Board determined that the fees payable under the Agreement are fair and reasonable in light of the services that the Adviser provides to the Funds and concluded that continuing the Agreement serves the interests of the Funds and the Members.

Ironwood Institutional Multi-Strategy Fund LLC
Supplemental Information (continued)
(Unaudited)

Additional Information

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available: (i) without charge, upon request, by calling (415) 777-2400; and (ii) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

The Fund is required to file, on Form N-PX, its complete proxy voting record for the most recent twelve-month period ended June 30, no later than August 31. The Fund’s Form N-PX filings are available: (i) without charge, upon request, by calling (415) 777-2400; and (ii) on the SEC’s website at http://www.sec.gov.

Filing of Quarterly Schedule of Portfolio Holdings (“Form N-Q”)

The Fund is required to file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available: (i) without charge, upon request, by calling (415) 777-2400; and (ii) on the SEC’s website at http://www.sec.gov.

Portfolio Managers

The following information is as of October 31, 2016.

The portfolio managers of Ironwood primarily responsible for the investment management of the Fund include Jonathan Gans, Benjamin Zack, and Simon Hong (the “Portfolio Managers”). The Portfolio Managers each serve on the Fund’s Investment & Risk Committee, which has ultimate authority for determining whether the Fund will invest in (or withdraw from) any particular investment. A unanimous vote of the Investment & Risk Committee is required for the Fund to take action with respect to any particular investment. Below are the names and biographical information of the Portfolio Managers.

Jonathan Gans is the Chief Executive Officer and President of Ironwood.  He joined Ironwood in 1996 and is the majority owner of the firm.  Jon is a member of the firm’s Investment & Risk Committee, Leadership Committee, Management Committee, Valuation Committee, and serves as a Director for Ironwood’s offshore and registered funds.  Jon was previously employed at St. Claire Capital Management, where he served as General Counsel and Chief Operating Officer.   His prior professional experience also includes positions at the Securities and Exchange Commission Division of Enforcement and Glenwood Financial Group.  Jon earned a B.A., cum laude, from Williams College, a J.D. from the University of California at Los Angeles School of Law, and is a member of the California State Bar.  Jon is a Trustee of the San Francisco Museum of Modern Art (SFMOMA) and is a chapter member of YPO Golden Gate.

Ironwood Institutional Multi-Strategy Fund LLC
Supplemental Information (continued)
(Unaudited)

Additional Information (continued)

Benjamin Zack joined Ironwood in 2004 and is a partner and Managing Director.  He is a member of the firm’s Investment & Risk Committee and Leadership Committee.  Prior to joining Ironwood, Ben worked in the Health Care Investment Banking Group of Deutsche Banc Alex. Brown where he helped advise life sciences and medical technology clients on a wide variety of strategic and financial alternatives including mergers and acquisitions, equity and debt issuances, and restructurings.  Ben earned a B.B.A. in Finance from the University of Texas at Austin and an M.B.A. in Finance from the Wharton School at the University of Pennsylvania.

Simon Hong, CAIA joined Ironwood in 2008 and is a partner and Director. He is a member of the firm’s Investment & Risk Committee and Operational Due Diligence Committee.  Simon previously worked in the Investment Banking Division and Global Capital Markets group at Morgan Stanley where he helped advise clients on a wide variety of strategic and financial alternatives.  Simon’s prior experience also includes positions in the Investment Management Division of Morgan Stanley and the Private Client Group of Merrill Lynch.  Simon received a B.A. in Business Economics from Brown University.  Simon is a CAIA designee and is a member of the Chartered Alternative Investment Analyst Association.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to unit holders filed under Item 1 of this Form.

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 9. Purchases of equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Fund’s board of directors, where those changes were implemented after the Fund last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)      The Fund’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Fund’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(3) Not applicable

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of  Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ironwood Multi-Strategy Fund LLC
By

/s/ Jonathan Gans
Jonathan Gans, Chief Executive Officer and President
(principal executive officer)

Date: January 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Jonathan Gans
Jonathan Gans, Chief Executive Officer and President
(principal executive officer)

Date: January 9, 2017

By

/s/ Martha Boero
Martha Boero, Treasurer
(principal financial officer)

Date: January 9, 2017